Mar. 01, 2017

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED AUGUST 3, 2017

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

EACH DATED MARCH 1, 2017, OF

LEGG MASON BW ALTERNATIVE CREDIT FUND

Effective September 30, 2017, all references to the Bloomberg Barclays Global High Yield Index and the performance thereof in the fund’s Summary Prospectus and Prospectus are hereby deleted.